Options (Details Narrative) - USD ($)	3 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020
Options
Unrecognized compensation cost	$ 0	$ 0
Stock options vested	276,394		276,394
Number of options outstanding	1,489,500
Share-based compensation arrangement by share-based payment award, options, grants in period	1,819,767
Options exercised	$ 0	$ 0
Stock option share-based compensation forfeiture rate	4.00%	4.00%